Document and Entity Information	Feb. 05, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 05, 2026
Entity Registrant Name	GigCapital9 Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-43074
Entity Tax Identification Number	98-1894186
Entity Address Address Line 1	1731 Embarcadero Rd
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002098712
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to receive one-fifth of one Class A ordinary share
Trading Symbol	GIXXU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	GIX
Security Exchange Name	NASDAQ
Rights, one right to receive one-fifth of one Class A ordinary share, each five rights entitling the holder thereof to receive one Class A ordinary [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, one right to receive one-fifth of one Class A ordinary share, each five rights entitling the holder thereof to receive one Class A ordinary
Trading Symbol	GIXXR
Security Exchange Name	NASDAQ